LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	6 Months Ended
Jun. 30, 2025
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 5: - LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	June 30, 2025	December 31, 2024
	Unaudited

Balance at January 1,	$4,650	$4,814
Grants received	106	177
Royalties paid	(122)	(298)
Amounts recorded in profit or loss	115	(43)

	$4,749	$4,650

The Company received research and development grants from the Israel Innovation Authority (“IIA”) and undertook to pay royalties of 3%-4% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received (including accrued interest). As of June 30, 2025, the Company had received cumulative grants amounting to $9,511 (including accrued interest), of which $4,018 were repaid to date.